Employee costs and share plans for employees - Employee numbers (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical location
Average number of employees	92,900	86,400	82,000
Number of employees	94,300	89,900	83,500
UNITED KINGDOM
Disclosure of geographical location
Average number of employees	11,100	10,700	9,800
Europe
Disclosure of geographical location
Average number of employees	25,500	23,000	20,600
The Americas
Disclosure of geographical location
Average number of employees	24,700	22,400	20,900
Asia, Africa And Australasia
Disclosure of geographical location
Average number of employees	31,600	30,300	30,700